As filed with the Securities and Exchange Commission on March 31, 2022
Registration Nos.

333-238780
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 3	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 540	X

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2022 pursuant to paragraph (b) of Rule 485

O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new date for a previously filed post-effective amendment.

 This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 2 to Registration Statement No. 333-238780 filed pursuant to Rule 485(a) of the Securities

Act of 1933, as amended, on February 2, 2022. Post-Effective Amendment No. 2 was scheduled to become effective on April 13, 2022.

As stated on the cover page to this filing, this Post-Effective Amendment No. 3 is intended to become effective on May 1, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of March 31, 2022.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

PACIFIC LIFE INSURANCE COMPANY

(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	March 31, 2022

James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	March 31, 2022

Adrian S. Griggs*

		Director, Chief Executive Office-Elect and Chief Financial Officer	March 31, 2022

Darryl D. Button*

		Director, Executive Vice President and General Counsel	March 31, 2022

Jason Orlandi*

		Vice President and Secretary	March 31, 2022

Jane M. Guon*

		Executive Vice President	March 31, 2022

Dawn M. Behnke*

		Senior Vice President and Chief Accounting Officer	March 31, 2022

Joshua D Scott*

		Vice President and Treasurer	March 31, 2022

Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		March 31, 2022

Brandon J. Cage

as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 2 of the Registration Statement filed on Form N-6 for Pacific Select Exec

Separate Account, File No. 333-238780, Accession No. 0001104659-22-010678 filed February 2, 2022, as Exhibit 18).